Reynders, McVeigh Core Equity Fund
Schedule of Investments
October 31, 2023 (Unaudited)
COMMON STOCKS — 98.41% Shares Fair Value
Canada — 2.49%
Industrials — 2.49%
Canadian National Railway Co. 14,235 $ 1,505,778
Denmark — 7.43%
Energy — 1.56%
Vestas Wind Systems A/S
(a)
43,700 942,609
Health Care — 3.69%
Novo Nordisk A/S, Class B - ADR 23,138 2,234,437
Materials — 1.66%
Novozymes A/S, Class B
(a)
21,904 1,001,889
Utilities — 0.52%
Orsted A/S
(a)
6,354 311,829
Total Denmark 4,490,764
France — 6.94%
Consumer Staples — 1.64%
L'Oreal SA
(a)
2,332 991,916
Industrials — 5.30%
Nexans SA
(a)
16,000 1,127,200
Schneider Electric SE
(a)
13,425 2,073,223
3,200,423
Total France 4,192,339
Germany — 1.92%
Consumer Discretionary — 1.92%
Volkswagen AG
(a)
11,000 1,158,960
Ireland — 7.96%
Consumer Discretionary — 2.34%
Aptiv PLC
(a)
16,200 1,412,640
Consumer Staples — 1.81%
Kerry Group PLC
(a)
14,144 1,095,170
Health Care — 3.81%
Medtronic, PLC 17,700 1,248,912
Perrigo Co. PLC 38,000 1,050,320
2,299,232
Total Ireland 4,807,042
Norway — 1.01%
Industrials — 1.01%
Tomra Systems ASA
(a)
79,382 608,066
Switzerland — 6.48%
Consumer Staples — 2.96%
Nestle SA - ADR 16,600 1,788,816

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
October 31, 2023 (Unaudited)
COMMON STOCKS — 98.41% - continued Shares Fair Value
Health Care — 3.52%
Alcon, Inc. 20,000 $ 1,426,400
CRISPR Therapeutics AG
(a)
18,000 700,740
2,127,140
Total Switzerland 3,915,956
United States — 64.18%
Communications — 4.42%
T-Mobile US, Inc.
(a)
9,150 1,316,319
Uber Technologies, Inc.
(a)
31,300 1,354,664
2,670,983
Consumer Discretionary — 5.21%
Interface, Inc. 85,000 755,650
NIKE, Inc., Class B 10,195 1,047,740
Tesla, Inc.
(a)
6,700 1,345,628
3,149,018
Energy — 0.64%
Enphase Energy, Inc.
(a)
4,860 386,759
Financials — 1.00%
SoFi Technologies, Inc.
(a)
80,000 604,000
Health Care — 11.40%
Abbott Laboratories 17,812 1,684,125
Becton, Dickinson and Co. 7,077 1,788,924
CVS Health Corp. 23,220 1,602,412
Danaher Corp. 6,699 1,286,342
Illumina, Inc.
(a)
4,799 525,107
6,886,910
Industrials — 10.66%
Carrier Global Corp. 47,100 2,244,786
Rockwell Automation, Inc. 7,201 1,892,495
Veralto Corp
(a)
19,066 1,315,554
Xylem, Inc. 10,533 985,257
6,438,092
Materials — 5.42%
AptarGroup, Inc. 12,958 1,584,375
Crown Holdings, Inc. 21,000 1,692,600
3,276,975
Technology — 25.43%
Analog Devices, Inc. 11,444 1,800,485
Apple, Inc. 12,635 2,157,679
Automatic Data Processing, Inc. 7,100 1,549,362
Cloudflare, Inc., Class A
(a)
10,000 566,900
International Business Machines Corp. 11,850 1,713,984
MasterCard, Inc., Class A 4,634 1,744,005
Microsoft Corp. 6,825 2,307,601
NVIDIA Corp. 5,764 2,350,558
Teradyne, Inc. 14,100 1,174,107
15,364,681

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
October 31, 2023 (Unaudited)
COMMON STOCKS — 98.41% - continued Shares Fair Value
Technology — 25.43% - continued
Total United States $ 38,777,418
Total Common Stocks (Cost $53,046,158) 59,456,323
CERTIFICATES OF DEPOSIT — 0.16%
Principal
Amount Fair Value
Self Help Federal Credit Union, 2.00%, 12/20/2024 $ 50,000 48,008
Walden Mutual Bank, 3.87%, 8/20/2024 50,000 50,000
Total Certificates of Deposit (Cost $100,000) 98,008
Total Investments — 98.57% (Cost $53,146,158) 59,554,331
Other Assets in Excess of Liabilities — 1.43% 861,952
NET ASSETS — 100.00% $ 60,416,283
(a) Non-income producing security.
ADR - American Depositary Receipt